Annual Total Returns - FidelityAdvisorFreedomFunds-Z6ComboPRO - FidelityAdvisorFreedomFunds-Z6ComboPRO - Fidelity Advisor Freedom 2025 Fund	May 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Jun. 06, 2017
Fidelity Advisor Freedom 2025 Fund - Class Z6
Bar Chart Table:
Annual Return 2018	(5.22%)
Annual Return 2019	20.49%
Annual Return 2020	14.38%
Annual Return 2021	10.02%
Annual Return 2022	(16.57%)
Annual Return 2023	13.69%